Intangibles assets, net (Details) - Schedule of intangible assets - Exploration and evaluation assets [Member] - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2021
Cost [Member]
Schedule of intangible assets [Abstract]
Beginning balance		S/ 119,220			S/ 110,319
Additions		14,981			8,891
Disposals		(27)			(54)
Transfers		734			64
Ending balance		134,908		S/ 119,220	119,220
Accumulated amortization [Member]
Schedule of intangible assets [Abstract]
Beginning balance		35,257		27,210
Additions		8,862		8,101
Disposals				(54)
Transfers		3
Ending balance		44,122		35,257	35,257
Impairment of assets [Member]
Schedule of intangible assets [Abstract]
Beginning balance		33,469
Ending balance		33,925		33,469	33,469
Net Carrying Value [Member]
Schedule of intangible assets [Abstract]
Beginning balance		50,494
Ending balance		56,861		50,494	50,494
IT applications [Member] | Cost [Member]
Schedule of intangible assets [Abstract]
Beginning balance		41,423			34,271
Additions		14,564			7,152
Disposals		(27)
Transfers		107
Ending balance		56,067		41,423	41,423
IT applications [Member] | Accumulated amortization [Member]
Schedule of intangible assets [Abstract]
Beginning balance		18,025		13,344
Additions		5,833		4,681
Ending balance		23,858		18,025	18,025
IT applications [Member] | Impairment of assets [Member]
Schedule of intangible assets [Abstract]
Beginning balance
Ending balance		456
IT applications [Member] | Net Carrying Value [Member]
Schedule of intangible assets [Abstract]
Beginning balance		23,398
Ending balance		31,753		23,398	23,398
Finite life intangible [Member] | Cost [Member]
Schedule of intangible assets [Abstract]
Beginning balance		24,543			24,543
Disposals
Transfers
Ending balance		24,543		24,543	24,543
Finite life intangible [Member] | Accumulated amortization [Member]
Schedule of intangible assets [Abstract]
Beginning balance		8,165		5,710
Additions		2,454		2,455
Ending balance		10,619		8,165	8,165
Finite life intangible [Member] | Impairment of assets [Member]
Schedule of intangible assets [Abstract]
Beginning balance
Ending balance
Finite life intangible [Member] | Net Carrying Value [Member]
Schedule of intangible assets [Abstract]
Beginning balance		16,378
Ending balance		13,924		16,378	16,378
Indefinite life intangible [Member] | Cost [Member]
Schedule of intangible assets [Abstract]
Beginning balance		1,975			1,975
Disposals
Transfers
Ending balance		1,975		1,975	1,975
Indefinite life intangible [Member] | Accumulated amortization [Member]
Schedule of intangible assets [Abstract]
Beginning balance		71		71
Ending balance		71		71	71
Indefinite life intangible [Member] | Impairment of assets [Member]
Schedule of intangible assets [Abstract]
Beginning balance
Ending balance
Indefinite life intangible [Member] | Net Carrying Value [Member]
Schedule of intangible assets [Abstract]
Beginning balance		1,904
Ending balance		1,904		1,904	1,904
Exploration cost and mining evaluation [Member] | Cost [Member]
Schedule of intangible assets [Abstract]
Beginning balance	[1]	51,279			49,530
Additions		417	[1]		1,739
Disposals	[1]				(54)
Transfers	[1]	627			64
Ending balance	[1]	52,323		51,279	51,279
Exploration cost and mining evaluation [Member] | Accumulated amortization [Member]
Schedule of intangible assets [Abstract]
Beginning balance	[1]	8,996		8,085
Additions		575		965
Disposals	[1]			(54)
Transfers	[1]	3
Ending balance	[1]	9,574		8,996	8,996
Exploration cost and mining evaluation [Member] | Impairment of assets [Member]
Schedule of intangible assets [Abstract]
Beginning balance	[1]	33,469
Ending balance	[1]	33,469		33,469	33,469
Exploration cost and mining evaluation [Member] | Net Carrying Value [Member]
Schedule of intangible assets [Abstract]
Beginning balance	[1]	8,814
Ending balance	[1]	S/ 9,280		S/ 8,814	S/ 8,814

[1]	As of December 31, 2022 and 2021, the exploration cost and mining evaluation include mainly capital expenditures related to the coal project and to other minor projects related to the cement business.